SHORT TERM INVESTMENT - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Wealth management products
Investment Weighted Average Return	3.40%	3.40%	4.10%